Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended				12 Months Ended
	Sep. 26, 2018	Jul. 19, 2018	Oct. 20, 2017	Jun. 26, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			348,000,000
Payments of Stock Issuance Costs			$ 1,700,000
Stock Issued During Period, Value, New Issues			17,400,000		$ 891,232	$ 15,671,881
Common Stock, Shares Authorized					10,000,000,000	5,000,000,000
Common Stock, Shares, Outstanding					1,580,693,413	1,525,693,393
Number of Warrant Expired					399,160
Proceeds from Issuance Initial Public Offering			$ 15,700,000
Sale of Stock, Price Per Share			$ 5.00
Number of Ordinary Shares Representing One American Depositary Share	100
Debt Issuance Costs, Current, Net					$ 15,000
Aspire Capital Fund LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	30,000,000
Proceeds from Issuance or Sale of Equity	$ 20,000,000
Sale of Stock, Price Per Share	$ 0.02
Sale of Stock, Number of Shares Issued in Transaction	25,000,000
Percentage Of VolumeWeighted Average Price Indicating Purchase Price	97.00%
American Depositary Share [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			3,480,000
American Depositary Share [Member] | Aspire Capital Fund LLC [Member]
Class of Stock [Line Items]
Sale of Stock, Description of Transaction	30% of the aggregate shares of the Company's ADSs traded on its principal market on the next trading day (the "VWAP Purchase Date"), subject to a maximum number of 250,000 ADSs.
Number of Shares to be Issued	150,000
Non Employee [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized					$ 1,665,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 8 months 12 days
Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		10
Employees And Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross					$ 1,649,000	$ 2,735,000	$ 3,933,000
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					183,083,207
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					88,986,209
Deferred B Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				10
American Depositary Share [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			3,480,000
Sale of Stock, Price Per Share	$ 2.00
American Depositary Share [Member] | Aspire Capital Fund LLC [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share	$ 0.25
Stock Issued During Period, Value, Issued for Services	$ 20,000,000